UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Quarter End March 31, 2000

Check here if Amendment [ ]; Amendment Number:______
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:             Veredus Asset Management LLC
Address:          4500 Bowling Blvd. Suite 250
                  Louisville, KY 40207

Form 13F File Number:      28-7802

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James R. Jenkins
Title:   V.P. & Chief Operating Officer
Phone:   (502) 899-4080

Signature, Place, and Date of Signing:

JAMES R. JENKINS           LOUISVILLE, KENTUCKY               May 12, 2000
----------------           --------------------               ------------
  [Signature]                 [City, State]                      [Date]

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              92

Form 13F Information Table Value Total:              $581,083
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                     VALUE                        INVESTMENT  OTHER       VOTING AUTHORITY
   NAME                        TITLE     CUSIP       (000s)      SHARES   PUT/CALL  DISCRTN    MGRS      SOLE      SHARE     NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED ENERGY INDS           COM      007973100       6,010     117,850            SOLE               113,450              4,400
AIRTRAN HLDGS INC              COM      00949P108       7,021   1,593,400            SOLE             1,477,050            116,350
ALLIANCE SEMICONDUCTOR CORP    COM      01877H100       4,716     220,000            SOLE               209,300             10,700
AMERICAN EAGLE OUTFITTERS INC  COM      02553E106      12,136     319,900            SOLE               305,100             14,800
AMES DEPARTMENT STORES INC NEW COM      030789507       7,742     315,200            SOLE               291,800             23,400
AMGEN INC                      COM      031162100          43         700            SOLE                   700
APHTON CORP                    COM      03759P101       3,358     100,600            SOLE                95,700              4,900
APPLIED FILMS CORP             COM      038197109       1,000      50,000            SOLE                32,700             17,300
APPLIED MATERIALS INC          COM      038222105          85         900            SOLE                   900
ARQULE INC                     COM      04269E107       2,743     203,200            SOLE               203,200
ASPECT MED SYS INC             COM      045235108       3,505      97,700            SOLE                92,900              4,800
CALIFORNIA AMPLIFIER INC       COM      129900106      10,314     332,700            SOLE               315,600             17,100
CATALYST SEMICONDUCTOR INC     COM      148881105         954     113,900            SOLE                96,800             17,100
CEPHALON INC                   COM      156708109       3,660      97,600            SOLE                97,600
CHARLOTTE RUSSE HLDG INC       COM      161048103       4,425     258,400            SOLE               258,400
CHARMING SHOPPES INC           COM      161133103       7,942   1,396,400            SOLE             1,314,600             81,800
CIENA CORPORATION              COM      171779101       5,423      43,000            SOLE                43,000
CIRRUS LOGIC INC               COM      172755100         913      50,000            SOLE                50,000
CISCO SYSTEMS INC.             COM      17275R102          77       1,000            SOLE                 1,000
COMPUTER ASSOCIATES INTL INC   COM      204912109          30         500            SOLE                   500
COULTER PHARMACEUTICALS INC    COM      222116105       1,488      48,800            SOLE                48,800
CUTTER & BUCK INC              COM      232217109       4,763     354,425            SOLE               354,425
CYTYC CORP                     COM      232946103      15,435     319,900            SOLE               319,900
DIDAX INC                      COM      227685104         102      23,200            SOLE                23,200
DIGENE CORP                    COM      253752109       8,975     195,100            SOLE               195,100
DIGITAL LIGHTWAVE INC          COM      253855100         187       3,000            SOLE                 3,000
DRESS BARN INC                 COM      261570105       4,832     251,000            SOLE               251,000
DRIL-QUIP INC                  COM      262037104       6,744     143,100            SOLE               143,100
DURA PHARMACEUTICALS INC       COM      26632S109       3,800     308,600            SOLE               308,600
ELECTROGLAS INC                COM      285324109      17,844     521,000            SOLE               503,600             17,400
ENSCO INTERNATIONAL INC        COM      26874Q100         477      13,200            SOLE                 3,200             10,000
ESPEED INC                     COM      296643109         864      16,500            SOLE                14,900              1,600
EXTREME NETWORKS INC           COM      30226D106         869      11,000            SOLE                11,000
FILENET CORP                   COM      316869106      24,762     832,350            SOLE               794,900             37,450
GENESCO INC                    COM      371532102      13,687   1,042,800            SOLE             1,035,900              6,900
GLOBAL MARINE INC NEW          COM      379352404         462      18,200            SOLE                 5,900             12,300
HELIX TECHNOLOGY CORP          COM      423319102       6,367     106,000            SOLE               106,000
HYPERION SOLUTIONS CORP        COM      44914M104       5,935     182,600            SOLE               182,600
ILEX ONCOLOGY INC              COM      451923106       3,049      72,600            SOLE                70,600              2,000
INDUSTRI MATEMATIK INTL CORP   COM      455792101       4,525     332,100            SOLE               282,300             49,800
INSIGHT COMMUNICATIONS INC     COM      45768V108       6,214     301,300            SOLE               301,300
ISOLYSER CO INC                COM      464888106       3,140     612,700            SOLE               612,700
JDS UNIPHASE CORP              COM      46612J101      10,091      83,700            SOLE                81,300              2,400
KINDER MORGAN INC KANS         COM      49455P101       7,090     205,500            SOLE               195,100             10,400
KNIGHT/TRIMARK GROUP INC-CL A  COM      499068104       1,800      35,300            SOLE                23,700             11,600
KULICKE & SOFFA INDUSTRIES INC COM      501242101      13,838     216,000            SOLE               207,400              8,600
LASERSIGHT INC                 COM      517924106       6,887   1,049,450            SOLE               984,910             64,540
LEVEL 3 COMMUNICATIONS INC     COM      52729N100          64         600            SOLE                   600
LIFEMINDERS COM INC            COM      53219H108       2,267      33,400            SOLE                33,400
LSI LOGIC CORP                 COM      502161102          73       1,000            SOLE                 1,000
MARINE DRILLING COMPANIES INC  COM      568240204      16,778     611,500            SOLE               592,100             19,400
MAVERICK TUBE CORP             COM      577914104       3,974     122,500            SOLE               105,500             17,000
MEMC ELECTRONIC MATERIALS INC  COM      552715104      12,873     639,650            SOLE               611,750             27,900
MENS WEARHOUSE INC             COM      587118100       2,963     100,000            SOLE                95,200              4,800
MERRILL LYNCH & CO INC         COM      590188108          53         500            SOLE                   500
MORGAN STANLEY DEAN WITTER     COM      617446448          83       1,000            SOLE                 1,000
MOTIENT CORP                   COM      619908106       8,242     343,400            SOLE               334,100              9,300
NATIONAL DISC BROKERS GROUP    COM      635646102       1,975      40,000            SOLE                26,000             14,000
NATIONAL-OILWELL INC           COM      637071101      17,704     573,400            SOLE               556,000             17,400
NAVISTAR INTERNATIONAL CORP    COM      63934E108      11,504     286,700            SOLE               286,700
NEWPORT CORP                   COM      651824104       6,723      49,800            SOLE                47,400              2,400
NOVOSTE CORP                   COM      67010C100      14,496     362,400            SOLE               351,500             10,900
ORGANOGENESIS INC              COM      685906109       2,358     195,500            SOLE               185,900              9,600
PACIFIC SUNWEAR OF CALIFORNIA  COM      694873100       7,461     193,800            SOLE               185,200              8,600
PF CHANGS CHINA BISTRO INC     COM      69333Y108       7,558     228,150            SOLE               218,450              9,700
PHOTON DYNAMICS INC            COM      719364101       9,791     141,900            SOLE               134,300              7,600
PLANAR SYSTEMS INC             COM      726900103       3,645     310,200            SOLE               287,900             22,300
POLYCOM INC                    COM      73172K104       5,919      74,750            SOLE                74,750
POWERWAVE TECHNOLOGIES INC     COM      739363109       9,206      73,650            SOLE                73,650
R & B FALCON CORP              COM      74912E101      13,706     696,200            SOLE               664,300             31,900
REHABCARE GROUP INC            COM      759148109       1,427      57,800            SOLE                31,700             26,100
ROWAN COMPANIES INC            COM      779382100      11,145     378,600            SOLE               361,400             17,200
ROYAL CARIBBEAN CRUISES LTD    COM      V7780T103          28       1,000            SOLE                 1,000
RUDOLPH TECHNOLOGIES           COM      781270103       8,300     184,450            SOLE               184,450
S3 INC                         COM      784849101       6,571     312,900            SOLE               299,800             13,100
SANGSTAT MEDICAL CORP          COM      801003104       1,351      48,800            SOLE                48,800
SCHLUMBERGER LTD               COM      806857108          46         600            SOLE                   600
SEAGATE TECHNOLOGY INC         COM      811804103          62       1,000            SOLE                 1,000
SEMITOOL INC                   COM      816909105       8,814     484,600            SOLE               459,800             24,800
SPORTSLINE USA INC             COM      848934105       2,729      92,700            SOLE                92,700
SUPERIOR ENERGY SVCS INC       COM      868157108         605      62,000            SOLE                15,000             47,000
TEKELEC INC                    COM      879101103      16,146     434,900            SOLE               414,000             20,900
TELAXIS COMMUNICATIONS CORP    COM      879202109       9,016     150,000            SOLE               141,600              8,400
TERAYON COMMUNICATION SYS      COM      880775101       9,266      45,200            SOLE                45,200
3DO CO                         COM      88553W105       7,018     724,400            SOLE               724,400
TUT SYSTEMS                    COM      901103101       5,623      94,400            SOLE                88,900              5,500
VARIAN INC                     COM      922206107      17,096     445,500            SOLE               438,000              7,500
VARIAN SEMICONDUCTOR EQUIPMENT COM      922207105      39,969     628,200            SOLE               619,600              8,600
WIT CAP CORP                   COM      97737K309       9,246     539,900            SOLE               513,600             26,300
XCARE NET INC                  COM      98388Y101          29       2,000            SOLE                 2,000
XICOR INC                      COM      984903104      10,697     757,300            SOLE               720,400             36,900
MEMC ELECTR  APR 17.5          OPTION   5527150DW         166         500  CALL      SOLE                   500